Loss per share	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Loss per share
17	Loss per share

	Year ended March 31
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Loss applicable to common shareholders
– continuing operations	($1,431)	($902)	($754)
– discontinued operations	($129)	—	—

Net loss	($1,560)	($902)	($754)

Weighted average shares outstanding	5,246,903 shares	5,246,903 shares	5,246,903 shares

Loss per share – continuing operations	($0.27)	($0.17)	($0.14)
Loss per share – discontinued operations	($0.02)	—	—

Net loss per share, basic and diluted	($0.29)	($0.17)	($0.14)

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding. Diluted earnings per share is computed in a manner consistent with that of basic earnings per share while giving effect to all potentially dilutive shares of common stock that were outstanding during the period, including stock options.

The diluted net loss per share is the same as the basic net loss per share for the years ended March 31, 2011, 2012 and 2013, as all potential ordinary shares (826,500 shares on March 31, 2011, 452,500 shares on March 31, 2012 and 110,000 shares on March 31, 2013) from the exercise of stock options are anti-dilutive and are therefore excluded from the computation of diluted net loss per share.